Investment securities	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Investment securities
7.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	July 31 2024	April 30 2024	October 31 2023
Debt investment securities measured at FVOCI	$116,696	$108,947	$82,150
Debt investment securities measured at amortized cost	31,116	32,045	31,984
Equity investment securities designated at FVOCI	1,877	1,752	2,164
Equity investment securities measured at FVTPL	2,040	1,986	1,888
Debt investment securities measured at FVTPL	47	54	51
Total investment securities	$151,776	$144,784	$118,237

(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at July 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$20,836	$186	$163	$20,859
Canadian provincial and municipal debt	16,476	207	214	16,469
U.S. treasury and other U.S. agency debt	46,017	292	1,049	45,260
Other foreign government debt	31,014	169	473	30,710
Other debt	3,414	28	44	3,398
Total	$117,757	$882	$1,943	$116,696

As at April 30, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$18,504	$9	$341	$18,172
Canadian provincial and municipal debt	14,933	12	462	14,483
U.S. treasury and other U.S. agency debt	45,728	16	1,805	43,939
Other foreign government debt	29,756	106	693	29,169
Other debt	3,244	4	64	3,184
Total	$112,165	$147	$3,365	$108,947

As at October 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$12,794	$6	$413	$12,387
Canadian provincial and municipal debt	7,680	2	536	7,146
U.S. treasury and other U.S. agency debt	30,741	32	2,075	28,698
Other foreign government debt	32,246	91	936	31,401
Other debt	2,597	2	81	2,518
Total	$86,058	$133	$4,041	$82,150
(b) Debt investment securities measured at amortized cost

	As at
	July 31, 2024		April 30, 2024		October 31, 2023
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$9,621	$9,672	$9,538	$9,724	$9,927	$10,211
U.S. treasury and other U.S. agency debt	18,126	19,154	18,409	19,812	17,912	19,788
Other foreign government debt	2,088	2,089	2,307	2,316	1,860	1,871
Corporate debt	211	201	198	193	117	114
Total	$30,046	$31,116	$30,452	$32,045	$29,816	$31,984

(1)	Balances are net of allowances, which are $1 (April 30, 2024 – $1; October 31, 2023 – $1).
(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at July 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,375	$574	$72	$1,877
Total	$1,375	$574	$72	$1,877

As at April 30, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,375	$461	$84	$1,752
Total	$1,375	$461	$84	$1,752

As at October 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,947	$390	$173	$2,164
Total	$1,947	$390	$173	$2,164

Dividend income earned on equity securities designated at FVOCI of $21 million for the three months ended July 31, 2024 (April 30, 2024 – $33 million; July 31, 2023 – $37 million) and for the nine months ended July 31, 2024 – $101 million (July 31, 2023 – $112 million) has been recognized in interest income.
During the three months ended July 31, 2024, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $
0.2
million (April 30, 2024 – $
453
 million; July 31, 2023 – $
778
million) and for the nine months ended July 31, 2024 – $
938
million (July 31, 2023 – $
1,586
 million). This has resulted in a realized gain of $
0.2
million in the three months ended July 31, 2024 (April 30, 2024 – realized gain of $
39
 million; July 31, 2023 – realized loss of $
126
million) and for the nine months ended July 31, 2024 – realized gain of $
21
million (July 31, 2023 – realized loss of $
193
million).